Shareholder Report, Holdings (Details)	May 31, 2026
C000005503 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000005503 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005503 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005503 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005503 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005503 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005503 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005503 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005503 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005503 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005503 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000005503 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000005503 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005503 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005503 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000049238 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000049238 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000049238 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000049238 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000049238 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049238 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000049238 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049238 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049238 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049238 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049238 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000049238 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000049238 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000049238 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000049238 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000049239 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000049239 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000049239 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000049239 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000049239 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000049239 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000049239 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049239 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049239 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049239 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049239 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000049239 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000049239 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000049239 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000049239 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244826 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000244826 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244826 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244826 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244826 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged)BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244826 | Top10HoldingT. Rowe Price Hedged Equity FundBNY-87283V502
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000244826 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244826 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244826 | Top10HoldingT. Rowe Price Dynamic Global Bond FundBNY-87281D702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244826 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244826 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000244826 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000244826 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000244826 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000244826 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%